Property, Plant and Equipment - Summary of Depreciation Expense of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 2,617,646	$ 2,741,670
Cost of sales
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	1,067,629	2,264,748
Research and development expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	1,321,145	229,541
Selling, general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 228,872	$ 247,381